Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
Other intangible assets were as follows at December 31, 2012 and 2011:

	Weighted Average Amortization Lives	2012			2011
		Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Management contract rights	20 years	$550.0	$339.2	$210.8	$550.0	$311.6	$238.4
Customer relationship lists	20 years	115.8	34.5	81.3	115.8	27.0	88.8
Computer software	3 years	478.7	453.4	25.3	459.0	434.8	24.2
Total intangible assets		$1,144.5	$827.1	$317.4	$1,124.8	$773.4	$351.4

Schedule of estimated amortization expense of intangible assets	The estimated amortization of intangible assets are as follows:

Year	Amount
2013	$47.2
2014	42.6
2015	39.9
2016	38.0
2017	36.5
Thereafter	115.0
$319.2